Summary of Changes in Fair Value of Plans' Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year			$ 3,786.7
Fair value of plan assets at end of year	4,069.7	4,048.0	3,786.7
Other Postretirement Benefit Plans
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year			9.7
Fair value of plan assets at end of year	9.1	9.2	9.7
International Plans
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year			2,399.2
Fair value of plan assets at end of year	2,718.9	2,681.8	2,399.2
Fair Value, Inputs, Level 3 | U.S. Plans
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year	130.7	146.5
Realized gains (losses)	(19.6)	(17.0)
Sales or dispositions	(74.6)	(14.9)
Currency and unrealized gains (losses) relating to instruments still held at end of year	27.9	16.1
Fair value of plan assets at end of year	64.4	130.7
Fair Value, Inputs, Level 3 | U.S. Plans | Real Estate
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year	34.7	34.8
Realized gains (losses)	4.7	0.5
Sales or dispositions	(4.9)	(2.4)
Currency and unrealized gains (losses) relating to instruments still held at end of year	(0.3)	1.8
Fair value of plan assets at end of year	34.2	34.7
Fair Value, Inputs, Level 3 | U.S. Plans | Private Equity
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year	16.5	20.8
Realized gains (losses)	(24.4)	(17.5)
Sales or dispositions	(6.7)	(5.8)
Currency and unrealized gains (losses) relating to instruments still held at end of year	27.4	19.0
Fair value of plan assets at end of year	12.8	16.5
Fair Value, Inputs, Level 3 | U.S. Plans | Insurance Contracts
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year	79.5	90.9
Realized gains (losses)	0.1
Sales or dispositions	(63.0)	(6.7)
Currency and unrealized gains (losses) relating to instruments still held at end of year	0.8	(4.7)
Fair value of plan assets at end of year	17.4	79.5
Fair Value, Inputs, Level 3 | Other Postretirement Benefit Plans | Insurance Contracts
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year	7.5	7.9
Realized gains (losses)		(0.2)
Purchases or acquisitions	0.2	0.2
Sales or dispositions	(0.4)	(0.4)
Fair value of plan assets at end of year	7.3	7.5
Fair Value, Inputs, Level 3 | International Plans
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year	244.3	235.9
Realized gains (losses)	(0.1)	0.4
Purchases or acquisitions	23.3	16.1
Sales or dispositions	(28.8)	(25.0)
Currency and unrealized gains (losses) relating to instruments still held at end of year	(11.7)	16.9
Fair value of plan assets at end of year	227.0	244.3
Fair Value, Inputs, Level 3 | International Plans | Real Estate
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year	42.8	31.1
Realized gains (losses)	(0.2)
Purchases or acquisitions	15.3	9.5
Sales or dispositions	(15.5)
Currency and unrealized gains (losses) relating to instruments still held at end of year	(1.6)	2.2
Fair value of plan assets at end of year	40.8	42.8
Fair Value, Inputs, Level 3 | International Plans | Insurance Contracts
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year	151.3	146.7
Purchases or acquisitions	7.0	6.6
Sales or dispositions	(13.0)	(12.7)
Currency and unrealized gains (losses) relating to instruments still held at end of year	(9.8)	10.7
Fair value of plan assets at end of year	135.5	151.3
Fair Value, Inputs, Level 3 | International Plans | Commingled Funds
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year	50.2	58.1
Realized gains (losses)	0.1	0.4
Purchases or acquisitions	1.0
Sales or dispositions	(0.3)	(12.3)
Currency and unrealized gains (losses) relating to instruments still held at end of year	(0.3)	4.0
Fair value of plan assets at end of year	$ 50.7	$ 50.2